Schedule of movements in the allowance for doubtful accounts (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Beginning balance		R$ (787,145)	R$ (547,485)
Expected losses on trade receivables		(488,269)	(843,681)
Trade receivables written off as uncollectible		501,643	976,998
Adoption of IFRS 9	[1]		(372,977)
Ending balance		R$ (773,771)	R$ (787,145)

[1]	Impact of the first-time recognition, at January 1, 2018, of IFRS 9 as a contra entry to Accumulated losses in Shareholders’ equity.